Inventory (Schedule of Inventories) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Handsets	₪ 69	₪ 53
Accessories	14	9
Spare parts	11	8
Inventory	₪ 94	₪ 70